Dispositions - Schedule of Fair Value of Components of Contingent Consideration Receivable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Components of Contingent Consideration Receivable [Abstract]
IPO Share consideration	$ 1,463,518	$ 1,463,518	$ 1,463,518
Indemnification Clause	$ 143,974	$ 143,974	$ 143,974